Note 6 - Inventories - Inventories Held (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Raw materials	$ 2,695	$ 2,535
Work in process	728	295
Inventory consigned to others	81	119
Finished goods	172	571
Total inventories	$ 3,676	$ 3,520